                                 The Galaxy Fund
                                   ("Galaxy")

                            Galaxy Money Market Fund
                       Galaxy Government Money Market Fund
                     Galaxy U.S. Treasury Money Market Fund
                       Galaxy Tax-Exempt Money Market Fund
                 Galaxy Connecticut Municipal Money Market Fund
                Galaxy Massachusetts Municipal Money Market Fund
                   Galaxy New York Municipal Money Market Fund
                  Galaxy New Jersey Municipal Money Market Fund
                   Galaxy Florida Municipal Money Market Fund

                        Retail A Shares and Trust Shares

                         Supplement dated March 15, 2004
       to the Statement of Additional Information dated September 26, 2003 as revised February 28, 2004

This Supplement contains new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with such Statement of Additional Information.

On March 4, 2004, the Board of Trustees of Galaxy elected Glen P. Martin as President of Galaxy, replacing Joseph R. Palombo. The Statement of Additional Information is revised as follows to reflect this election:

1. In the chart on page 72, the information concerning Mr. Palombo is deleted.

2. In the first column of the chart on page 73, footnote reference '7' is added following Mr. Martin's name.

3. In the second column of the chart on page 73, Mr. Martin's title is changed from Vice President to President.

4. In the third column of the chart on page 73, the date "9/5/02" is changed to "3/4/04."

5. On page 75, footnote 7 is restated in its entirety as follows:

   "/7/ Mr. Martin served as Vice President of Galaxy from September 5, 2002 until March 4, 2004."

SAIIMMTOSUP (3/15/04)

                                 The Galaxy Fund
                                   ("Galaxy")

Fund                                                 Share Classes
----                                                 -------------
Galaxy Prime Reserves                                Institutional Shares, Select Shares,
Galaxy Tax-Exempt Reserves                           Preferred Shares, Reserve Shares and Premier Shares

Galaxy Government Reserves                           Reserve Shares and Premier Shares

Galaxy Institutional Money Market Fund               Institutional Shares, Select Shares
Galaxy Institutional Treasury Money Market Fund      and Preferred Shares
Galaxy Institutional Government Money Market Fund

                         Supplement dated March 15, 2004
       to the Statement of Additional Information dated February 28, 2004

This Supplement contains new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with such Statement of Additional Information.

On March 4, 2004, the Board of Trustees of Galaxy elected Glen P. Martin as President of Galaxy, replacing Joseph R. Palombo. The Statement of Additional Information is revised as follows to reflect this election:

1.  In the chart on page 39, the information concerning Mr. Palombo is deleted.

2. In the first column of the chart on page 40, footnote reference '7' is added following Mr. Martin's name.

3. In the second column of the chart on page 40, Mr. Martin's title is changed from Vice President to President.

4. In the third column of the chart on page 40, the date "9/5/02" is changed to "3/4/04."

5.  On page 42, footnote 7 is restated in its entirety as follows:

    "/7/ Mr. Martin served as Vice President of Galaxy from September 5, 2002 until March 4, 2004."

SAIINMTOSUP (3/15/04)